Note 14 - Warrants (Details) - Fair Market Value of Warrants (USD $)	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	$ 5,438,022	$ 328,350	$ 407,558	$ 1,960,893	$ 6,611,015
Series B Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding				276,038
Placement Agent Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	112,550			25,363
Series A Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	3,790,736			1,659,492
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	1,040,788
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	$ 493,947